Contingencies and Commitments - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Commitments and Contingencies Disclosure [Line Items]
Rent expense, net of sublease income	$ 65,692	$ 63,603	$ 55,480
Long Running Legal Dispute [Member]
Commitments and Contingencies Disclosure [Line Items]
Settlement payments	50,000
Legal fees and other costs	$ 5,000